Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2017
Organization and Principal Activities
Schedule of consolidated assets and liabilities, and consolidated operating results and cash flows information of the Group's VIEs and VIEs' subsidiaries included in the accompanying consolidated financial statements

	As of December 31,
	2016	2017
	RMB	RMB
Cash	46,398	116,222
Restricted cash	200	—
Accounts receivable	20,462	54,093
Inventories, net	735,223	1,178,507
Advances to suppliers	2,050	4,815
Prepayments and other current assets	16,352	15,463
Amounts due from related parties	—	20

Total current assets	820,685	1,369,120

Property and equipment, net	24,940	28,941
Other non-current assets	1,320	3,500
Deferred tax assets	—	18,654

Total assets	846,945	1,420,215

Short-term borrowings and current portion of long-term borrowings	200,000	177,274
Accounts payable	254,537	262,576
Amount due to holding company and subsidiaries*	426,762	531,867
Amount due to related parties	2,319	2,451
Advances from customers	40,891	67,604
Accrued expenses and other current liabilities	194,266	313,574
Deferred revenue	5,254	12,051

Total current liabilities	1,124,029	1,367,397

Long-term borrowings , excluding current portion	—	124,324

Total liabilities	1,124,029	1,491,721

*Amounts due to holding company and subsidiaries represent the amounts due to Secoo Holding Limited and its subsidiaries, which are eliminated upon consolidation.

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Total net revenues	1,589,400	2,378,837	3,504,055
Net (loss)/income	(160,836)	(10,160)	169,851
Net cash (used in)/ provided by operating activities	2,772	(98,799)	(19,779)
Net cash used in investing activities	(9,754)	(5,845)	(11,996)
Net cash provided by financing activities	58,790	55,000	101,599
Net (decrease)/ increase in Cash	51,808	(49,644)	69,824
Cash at the beginning of the year	44,234	96,042	46,398
Cash at the end of the year	96,042	46,398	116,222